Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories Disclosure [abstract]
Inventories by class
(USD millions)	2022	2021

Raw material, consumables	934	870

Work in progress	3 673	3 160

Finished products	2 568	2 636

Total inventories	7 175	6 666

Amount of inventory recognized as an expense in cost of goods sold
(USD billions)	2022	2021	2020

Cost of goods sold	-8.6	-8.8	-8.5

Recognized amount of inventory provisions and reversals of inventory provision
(USD millions)	2022	2021	2020

Inventory provisions	-633	-573	-702

Reversals of inventory provisions	161	158	255